Note 13 - Long-term Debt - Principal Repayments on Long-term Debt (Details) $ in Thousands	Dec. 31, 2025 USD ($)
2026	$ 8,119
2027	6,153
2028	249,181
2029	1,408
2030 and thereafter	1,368,650
Long-Term Debt	$ 1,633,511